Net Revenues from Customers accounted for 10% or more (Detail) - Customer Concentration Risk - Net revenues	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Customer concentration risk percentage	44.80%	15.70%	38.20%
A
Concentration Risk [Line Items]
Customer concentration risk percentage	23.90%
B
Concentration Risk [Line Items]
Customer concentration risk percentage	20.90%	15.70%	14.30%
C
Concentration Risk [Line Items]
Customer concentration risk percentage			13.10%
D
Concentration Risk [Line Items]
Customer concentration risk percentage			10.80%